Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000229903
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged Nasdaq-100 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 12,267,303
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,267,303 # of Portfolio Holdings18 Portfolio Turnover Rate24%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.1%
Equity Funds	51.6%
Money Market Funds	0.3%
Other	(6.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000229902
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged Nasdaq-100 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[2]
AssetsNet	$ 12,267,303
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,267,303 # of Portfolio Holdings18 Portfolio Turnover Rate24%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.1%
Equity Funds	51.6%
Money Market Funds	0.3%
Other	(6.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000226492
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[3]
AssetsNet	$ 44,748,254
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$44,748,254 # of Portfolio Holdings18 Portfolio Turnover Rate18%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	39.2%
Equity Funds	38.1%
Money Market Funds	1.9%
Other	20.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000226491
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[4]
AssetsNet	$ 44,748,254
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$44,748,254 # of Portfolio Holdings18 Portfolio Turnover Rate18%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	39.2%
Equity Funds	38.1%
Money Market Funds	1.9%
Other	20.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000226494
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Conservative Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[5]
AssetsNet	$ 18,944,775
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,944,775 # of Portfolio Holdings18 Portfolio Turnover Rate28%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.7%
Equity Funds	51.6%
Money Market Funds	1.2%
Other	(6.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000226493
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Conservative Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[6]
AssetsNet	$ 18,944,775
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,944,775 # of Portfolio Holdings18 Portfolio Turnover Rate28%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.7%
Equity Funds	51.6%
Money Market Funds	1.2%
Other	(6.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000246876
Shareholder Report [Line Items]
Fund Name	Lincoln Opportunistic Hedged Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[7]
AssetsNet	$ 7,942,537
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,942,537 # of Portfolio Holdings6 Portfolio Turnover Rate28%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.6%
Equity Funds	50.7%
Money Market Funds	0.8%
Other	(5.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000246877
Shareholder Report [Line Items]
Fund Name	Lincoln Opportunistic Hedged Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[8]
AssetsNet	$ 7,942,537
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,942,537 # of Portfolio Holdings6 Portfolio Turnover Rate28%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.6%
Equity Funds	50.7%
Money Market Funds	0.8%
Other	(5.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205542
Shareholder Report [Line Items]
Fund Name	LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.33%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[9]
AssetsNet	$ 324,086,853
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$324,086,853 # of Portfolio Holdings37 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.2%
International Equity Funds	27.1%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205541
Shareholder Report [Line Items]
Fund Name	LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[10]
AssetsNet	$ 324,086,853
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$324,086,853 # of Portfolio Holdings37 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.2%
International Equity Funds	27.1%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205544
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[11]
AssetsNet	$ 230,748,341
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$230,748,341 # of Portfolio Holdings21 Portfolio Turnover Rate10%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000205543
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[12]
AssetsNet	$ 230,748,341
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$230,748,341 # of Portfolio Holdings21 Portfolio Turnover Rate10%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043865
Shareholder Report [Line Items]
Fund Name	LVIP AllianceBernstein Large Cap Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[13]
AssetsNet	$ 1,612,054,656
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,612,054,656 # of Portfolio Holdings74 Portfolio Turnover Rate23%
Holdings [Text Block]
Common Stock	98.2%
Convertible Preferred Stocks	1.1%
Money Market Funds	0.9%
Other	(0.2%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	22.4%
Software	13.0%
Interactive Media & Services	12.1%
Broadline Retail	7.7%
Entertainment	5.4%

Material Fund Change [Text Block]
C000043866
Shareholder Report [Line Items]
Fund Name	LVIP AllianceBernstein Large Cap Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.89%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[14]
AssetsNet	$ 1,612,054,656
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,612,054,656 # of Portfolio Holdings74 Portfolio Turnover Rate23%
Holdings [Text Block]
Common Stock	98.2%
Convertible Preferred Stocks	1.1%
Money Market Funds	0.9%
Other	(0.2%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	22.4%
Software	13.0%
Interactive Media & Services	12.1%
Broadline Retail	7.7%
Entertainment	5.4%

Material Fund Change [Text Block]
C000090441
Shareholder Report [Line Items]
Fund Name	LVIP American Balanced Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[15]
AssetsNet	$ 840,802,390
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$840,802,390 # of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	36.0%
Asset Allocation Funds	11.0%
International Equity Funds	10.1%
Global Equity Funds	3.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090442
Shareholder Report [Line Items]
Fund Name	LVIP American Balanced Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[16]
AssetsNet	$ 840,802,390
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$840,802,390 # of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	36.0%
Asset Allocation Funds	11.0%
International Equity Funds	10.1%
Global Equity Funds	3.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090445
Shareholder Report [Line Items]
Fund Name	LVIP American Income Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[17]
AssetsNet	$ 169,650,097
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$169,650,097 # of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.0%
Equity Funds	29.1%
Asset Allocation Funds	11.1%
International Equity Funds	2.6%
Global Equity Funds	1.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090446
Shareholder Report [Line Items]
Fund Name	LVIP American Income Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[18]
AssetsNet	$ 169,650,097
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$169,650,097 # of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.0%
Equity Funds	29.1%
Asset Allocation Funds	11.1%
International Equity Funds	2.6%
Global Equity Funds	1.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090443
Shareholder Report [Line Items]
Fund Name	LVIP American Growth Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[19]
AssetsNet	$ 868,829,144
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$868,829,144 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.0%
Fixed Income Funds	27.3%
International Equity Funds	17.3%
Asset Allocation Funds	6.0%
Global Equity Funds	3.5%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090444
Shareholder Report [Line Items]
Fund Name	LVIP American Growth Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[20]
AssetsNet	$ 868,829,144
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$868,829,144 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.0%
Fixed Income Funds	27.3%
International Equity Funds	17.3%
Asset Allocation Funds	6.0%
Global Equity Funds	3.5%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247620
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[21]
AssetsNet	$ 381,061,653
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$381,061,653 # of Portfolio Holdings603 Portfolio Turnover Rate53%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Agency Mortgage-Backed Securities	13.8%
Corporate Bonds	10.7%
U.S. Treasury Obligations	8.0%
Non-Agency Collateralized Mortgage Obligations	4.0%
Non-Agency Asset-Backed Securities	1.6%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Obligations	0.5%
Municipal Bonds	0.3%
Other	(2.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247619
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$39	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[22]
AssetsNet	$ 381,061,653
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$381,061,653 # of Portfolio Holdings603 Portfolio Turnover Rate53%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Agency Mortgage-Backed Securities	13.8%
Corporate Bonds	10.7%
U.S. Treasury Obligations	8.0%
Non-Agency Collateralized Mortgage Obligations	4.0%
Non-Agency Asset-Backed Securities	1.6%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Obligations	0.5%
Municipal Bonds	0.3%
Other	(2.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247618
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.02%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[23]
AssetsNet	$ 381,061,653
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$381,061,653 # of Portfolio Holdings603 Portfolio Turnover Rate53%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Agency Mortgage-Backed Securities	13.8%
Corporate Bonds	10.7%
U.S. Treasury Obligations	8.0%
Non-Agency Collateralized Mortgage Obligations	4.0%
Non-Agency Asset-Backed Securities	1.6%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Obligations	0.5%
Municipal Bonds	0.3%
Other	(2.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000247621
Shareholder Report [Line Items]
Fund Name	LVIP American Century Capital Appreciation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[24]
AssetsNet	$ 517,387,373
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$517,387,373 # of Portfolio Holdings88 Portfolio Turnover Rate48%
Holdings [Text Block]
Common Stock	99.7%
Money Market Funds	0.2%
Other	0.1%

Largest Holdings [Text Block]
Software	12.1%
Hotels, Restaurants & Leisure	11.2%
Capital Markets	7.3%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	4.8%

Material Fund Change [Text Block]
C000247622
Shareholder Report [Line Items]
Fund Name	LVIP American Century Capital Appreciation Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$39	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[25]
AssetsNet	$ 517,387,373
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$517,387,373 # of Portfolio Holdings88 Portfolio Turnover Rate48%
Holdings [Text Block]
Common Stock	99.7%
Money Market Funds	0.2%
Other	0.1%

Largest Holdings [Text Block]
Software	12.1%
Hotels, Restaurants & Leisure	11.2%
Capital Markets	7.3%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	4.8%

Material Fund Change [Text Block]
C000247623
Shareholder Report [Line Items]
Fund Name	LVIP American Century Capital Appreciation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[26]
AssetsNet	$ 517,387,373
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$517,387,373 # of Portfolio Holdings88 Portfolio Turnover Rate48%
Holdings [Text Block]
Common Stock	99.7%
Money Market Funds	0.2%
Other	0.1%

Largest Holdings [Text Block]
Software	12.1%
Hotels, Restaurants & Leisure	11.2%
Capital Markets	7.3%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	4.8%

Material Fund Change [Text Block]
C000247628
Shareholder Report [Line Items]
Fund Name	LVIP American Century Disciplined Core Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[27]
AssetsNet	$ 321,658,882
Holdings Count | Holding	190
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$321,658,882 # of Portfolio Holdings190 Portfolio Turnover Rate43%
Holdings [Text Block]
Common Stock	99.3%
Money Market Funds	0.7%
Other	0.0%

Largest Holdings [Text Block]
Banks	8.6%
Machinery	5.7%
Financial Services	5.6%
Consumer Staples Distribution & Retail	5.0%
Pharmaceuticals	4.6%

Material Fund Change [Text Block]
C000247627
Shareholder Report [Line Items]
Fund Name	LVIP American Century Disciplined Core Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[28]
AssetsNet	$ 321,658,882
Holdings Count | Holding	190
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$321,658,882 # of Portfolio Holdings190 Portfolio Turnover Rate43%
Holdings [Text Block]
Common Stock	99.3%
Money Market Funds	0.7%
Other	0.0%

Largest Holdings [Text Block]
Banks	8.6%
Machinery	5.7%
Financial Services	5.6%
Consumer Staples Distribution & Retail	5.0%
Pharmaceuticals	4.6%

Material Fund Change [Text Block]
C000247626
Shareholder Report [Line Items]
Fund Name	LVIP American Century Disciplined Core Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[29]
AssetsNet	$ 321,658,882
Holdings Count | Holding	190
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$321,658,882 # of Portfolio Holdings190 Portfolio Turnover Rate43%
Holdings [Text Block]
Common Stock	99.3%
Money Market Funds	0.7%
Other	0.0%

Largest Holdings [Text Block]
Banks	8.6%
Machinery	5.7%
Financial Services	5.6%
Consumer Staples Distribution & Retail	5.0%
Pharmaceuticals	4.6%

Material Fund Change [Text Block]
C000247632
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[30]
AssetsNet	$ 480,225,757
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$480,225,757 # of Portfolio Holdings199 Portfolio Turnover Rate32%
Holdings [Text Block]
U.S. Treasury Obligations	52.8%
Agency Mortgage-Backed Securities	16.0%
Corporate Bonds	10.7%
Non-Agency Collateralized Mortgage Obligations	7.3%
Money Market Funds	5.5%
Agency Obligations	4.5%
Non-Agency Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Other	(1.0%)

Credit Ratings Selection [Text Block]
U.S. Government	76.7%
AAA	8.9%
AA	3.7%
A	5.8%
BBB	4.6%
Not Rated	0.3%

Largest Holdings [Text Block]
Banks	3.3%
Diversified Financial Services	1.2%
Insurance	1.2%
Electric	0.9%
Machinery Construction & Mining	0.7%

Material Fund Change [Text Block]
C000247629
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$23	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[31]
AssetsNet	$ 480,225,757
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$480,225,757 # of Portfolio Holdings199 Portfolio Turnover Rate32%
Holdings [Text Block]
U.S. Treasury Obligations	52.8%
Agency Mortgage-Backed Securities	16.0%
Corporate Bonds	10.7%
Non-Agency Collateralized Mortgage Obligations	7.3%
Money Market Funds	5.5%
Agency Obligations	4.5%
Non-Agency Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Other	(1.0%)

Credit Ratings Selection [Text Block]
U.S. Government	76.7%
AAA	8.9%
AA	3.7%
A	5.8%
BBB	4.6%
Not Rated	0.3%

Largest Holdings [Text Block]
Banks	3.3%
Diversified Financial Services	1.2%
Insurance	1.2%
Electric	0.9%
Machinery Construction & Mining	0.7%

Material Fund Change [Text Block]
C000247630
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[32]
AssetsNet	$ 480,225,757
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$480,225,757 # of Portfolio Holdings199 Portfolio Turnover Rate32%
Holdings [Text Block]
U.S. Treasury Obligations	52.8%
Agency Mortgage-Backed Securities	16.0%
Corporate Bonds	10.7%
Non-Agency Collateralized Mortgage Obligations	7.3%
Money Market Funds	5.5%
Agency Obligations	4.5%
Non-Agency Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Other	(1.0%)

Credit Ratings Selection [Text Block]
U.S. Government	76.7%
AAA	8.9%
AA	3.7%
A	5.8%
BBB	4.6%
Not Rated	0.3%

Largest Holdings [Text Block]
Banks	3.3%
Diversified Financial Services	1.2%
Insurance	1.2%
Electric	0.9%
Machinery Construction & Mining	0.7%

Material Fund Change [Text Block]
C000247635
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[33]
AssetsNet	$ 151,697,137
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,697,137 # of Portfolio Holdings97 Portfolio Turnover Rate44%
Holdings [Text Block]
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Credit Ratings Selection [Text Block]
Japan	18.4%
France	15.1%
United Kingdom	14.3%
Germany	13.5%
Switzerland	7.3%

Largest Holdings [Text Block]
Banks	8.3%
Pharmaceuticals	6.7%
Textiles, Apparel & Luxury Goods	6.2%
Semiconductors & Semiconductor Equipment	5.4%
Professional Services	5.2%

Material Fund Change [Text Block]
C000247636
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$50	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[34]
AssetsNet	$ 151,697,137
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,697,137 # of Portfolio Holdings97 Portfolio Turnover Rate44%
Holdings [Text Block]
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Credit Ratings Selection [Text Block]
Japan	18.4%
France	15.1%
United Kingdom	14.3%
Germany	13.5%
Switzerland	7.3%

Largest Holdings [Text Block]
Banks	8.3%
Pharmaceuticals	6.7%
Textiles, Apparel & Luxury Goods	6.2%
Semiconductors & Semiconductor Equipment	5.4%
Professional Services	5.2%

Material Fund Change [Text Block]
C000247634
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[35]
AssetsNet	$ 151,697,137
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,697,137 # of Portfolio Holdings97 Portfolio Turnover Rate44%
Holdings [Text Block]
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Credit Ratings Selection [Text Block]
Japan	18.4%
France	15.1%
United Kingdom	14.3%
Germany	13.5%
Switzerland	7.3%

Largest Holdings [Text Block]
Banks	8.3%
Pharmaceuticals	6.7%
Textiles, Apparel & Luxury Goods	6.2%
Semiconductors & Semiconductor Equipment	5.4%
Professional Services	5.2%

Material Fund Change [Text Block]
C000247640
Shareholder Report [Line Items]
Fund Name	LVIP American Century Large Company Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[36]
AssetsNet	$ 153,301,682
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,301,682 # of Portfolio Holdings90 Portfolio Turnover Rate28%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	2.0%
Other	0.4%

Largest Holdings [Text Block]
Banks	8.0%
Capital Markets	7.3%
Health Care Equipment & Supplies	7.0%
Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.0%

Material Fund Change [Text Block]
C000247637
Shareholder Report [Line Items]
Fund Name	LVIP American Century Large Company Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$36	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[37]
AssetsNet	$ 153,301,682
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,301,682 # of Portfolio Holdings90 Portfolio Turnover Rate28%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	2.0%
Other	0.4%

Largest Holdings [Text Block]
Banks	8.0%
Capital Markets	7.3%
Health Care Equipment & Supplies	7.0%
Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.0%

Material Fund Change [Text Block]
C000247638
Shareholder Report [Line Items]
Fund Name	LVIP American Century Large Company Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[38]
AssetsNet	$ 153,301,682
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,301,682 # of Portfolio Holdings90 Portfolio Turnover Rate28%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	2.0%
Other	0.4%

Largest Holdings [Text Block]
Banks	8.0%
Capital Markets	7.3%
Health Care Equipment & Supplies	7.0%
Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.0%

Material Fund Change [Text Block]
C000247641
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[39]
AssetsNet	$ 609,513,171
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$609,513,171 # of Portfolio Holdings117 Portfolio Turnover Rate48%
Holdings [Text Block]
Common Stock	97.8%
Money Market Funds	1.2%
Preferred Stocks	0.8%
Other	0.2%

Largest Holdings [Text Block]
Banks	8.5%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	6.3%
Machinery	4.7%
Electric Utilities	4.7%

Material Fund Change [Text Block]
C000247642
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$43	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[40]
AssetsNet	$ 609,513,171
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$609,513,171 # of Portfolio Holdings117 Portfolio Turnover Rate48%
Holdings [Text Block]
Common Stock	97.8%
Money Market Funds	1.2%
Preferred Stocks	0.8%
Other	0.2%

Largest Holdings [Text Block]
Banks	8.5%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	6.3%
Machinery	4.7%
Electric Utilities	4.7%

Material Fund Change [Text Block]
C000247643
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[41]
AssetsNet	$ 609,513,171
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$609,513,171 # of Portfolio Holdings117 Portfolio Turnover Rate48%
Holdings [Text Block]
Common Stock	97.8%
Money Market Funds	1.2%
Preferred Stocks	0.8%
Other	0.2%

Largest Holdings [Text Block]
Banks	8.5%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	6.3%
Machinery	4.7%
Electric Utilities	4.7%

Material Fund Change [Text Block]
C000131265
Shareholder Report [Line Items]
Fund Name	LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[42]
AssetsNet	$ 472,034,347
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$472,034,347 # of Portfolio Holdings207 Portfolio Turnover Rate40%
Holdings [Text Block]
Common Stock	94.5%
Money Market Funds	4.4%
Preferred Stocks	0.6%
Other	0.5%

Largest Holdings [Text Block]
Health Care Equipment & Supplies	6.7%
Banks	6.5%
Health Care Providers & Services	5.2%
Capital Markets	4.4%
Machinery	3.8%

Material Fund Change [Text Block]
C000131266
Shareholder Report [Line Items]
Fund Name	LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.16%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[43]
AssetsNet	$ 472,034,347
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$472,034,347 # of Portfolio Holdings207 Portfolio Turnover Rate40%
Holdings [Text Block]
Common Stock	94.5%
Money Market Funds	4.4%
Preferred Stocks	0.6%
Other	0.5%

Largest Holdings [Text Block]
Health Care Equipment & Supplies	6.7%
Banks	6.5%
Health Care Providers & Services	5.2%
Capital Markets	4.4%
Machinery	3.8%

Material Fund Change [Text Block]
C000247645
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[44]
AssetsNet	$ 1,247,255,297
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,247,255,297 # of Portfolio Holdings64 Portfolio Turnover Rate17%
Holdings [Text Block]
Common Stock	100.0%
Money Market Funds	0.4%
Rights	0.0%
Other	(0.4%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	20.3%
Software	16.4%
Interactive Media & Services	11.3%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.2%

Material Fund Change [Text Block]
C000247648
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$38	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[45]
AssetsNet	$ 1,247,255,297
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,247,255,297 # of Portfolio Holdings64 Portfolio Turnover Rate17%
Holdings [Text Block]
Common Stock	100.0%
Money Market Funds	0.4%
Rights	0.0%
Other	(0.4%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	20.3%
Software	16.4%
Interactive Media & Services	11.3%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.2%

Material Fund Change [Text Block]
C000247647
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[46]
AssetsNet	$ 1,247,255,297
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,247,255,297 # of Portfolio Holdings64 Portfolio Turnover Rate17%
Holdings [Text Block]
Common Stock	100.0%
Money Market Funds	0.4%
Rights	0.0%
Other	(0.4%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	20.3%
Software	16.4%
Interactive Media & Services	11.3%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.2%

Material Fund Change [Text Block]
C000247650
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[47]
AssetsNet	$ 873,762,839
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$873,762,839 # of Portfolio Holdings108 Portfolio Turnover Rate35%
Holdings [Text Block]
Common Stock	98.5%
Money Market Funds	1.7%
Other	(0.2%)

Largest Holdings [Text Block]
Banks	9.1%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.5%
Capital Markets	5.9%
Health Care Equipment & Supplies	5.9%

Material Fund Change [Text Block]
C000247649
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[48]
AssetsNet	$ 873,762,839
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$873,762,839 # of Portfolio Holdings108 Portfolio Turnover Rate35%
Holdings [Text Block]
Common Stock	98.5%
Money Market Funds	1.7%
Other	(0.2%)

Largest Holdings [Text Block]
Banks	9.1%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.5%
Capital Markets	5.9%
Health Care Equipment & Supplies	5.9%

Material Fund Change [Text Block]
C000247652
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[49]
AssetsNet	$ 873,762,839
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$873,762,839 # of Portfolio Holdings108 Portfolio Turnover Rate35%
Holdings [Text Block]
Common Stock	98.5%
Money Market Funds	1.7%
Other	(0.2%)

Largest Holdings [Text Block]
Banks	9.1%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.5%
Capital Markets	5.9%
Health Care Equipment & Supplies	5.9%

Material Fund Change [Text Block]
C000086779
Shareholder Report [Line Items]
Fund Name	LVIP American Global Growth Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[50]
AssetsNet	$ 384,080,756
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$384,080,756 # of Portfolio Holdings1 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086781
Shareholder Report [Line Items]
Fund Name	LVIP American Growth Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[51]
AssetsNet	$ 2,721,909,900
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,721,909,900 # of Portfolio Holdings1 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086782
Shareholder Report [Line Items]
Fund Name	LVIP American Growth-Income Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[52]
AssetsNet	$ 1,890,947,659
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,947,659 # of Portfolio Holdings1 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000086783
Shareholder Report [Line Items]
Fund Name	LVIP American International Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$33	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[53]
AssetsNet	$ 298,872,928
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$298,872,928 # of Portfolio Holdings1 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
C000260739
Shareholder Report [Line Items]
Fund Name	LVIP American Funds Vanguard Active Passive Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for June 2, 2025 (commencement of operations) through June 30, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$3Footnote Reference*	0.42%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 3	[54]
Expense Ratio, Percent	0.42%	[55]
AssetsNet	$ 2,402,690
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,402,690 # of Portfolio Holdings12 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	54.3%
Money Market Funds	35.3%
Fixed Income Funds	19.1%
International Equity Funds	12.4%
Other	(21.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000260740
Shareholder Report [Line Items]
Fund Name	LVIP American Funds Vanguard Active Passive Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for June 2, 2025 (commencement of operations) through June 30, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$6Footnote Reference*	0.77%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 6	[56]
Expense Ratio, Percent	0.77%	[57]
AssetsNet	$ 2,402,690
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,402,690 # of Portfolio Holdings12 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	54.3%
Money Market Funds	35.3%
Fixed Income Funds	19.1%
International Equity Funds	12.4%
Other	(21.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110362
Shareholder Report [Line Items]
Fund Name	LVIP American Global Balanced Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[58]
AssetsNet	$ 1,136,805,860
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,136,805,860 # of Portfolio Holdings24 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.8%
Equity Funds	34.0%
Asset Allocation Funds	10.8%
International Equity Funds	4.4%
Global Equity Funds	3.6%
Money Market Funds	2.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110363
Shareholder Report [Line Items]
Fund Name	LVIP American Global Balanced Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[59]
AssetsNet	$ 1,136,805,860
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,136,805,860 # of Portfolio Holdings24 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.8%
Equity Funds	34.0%
Asset Allocation Funds	10.8%
International Equity Funds	4.4%
Global Equity Funds	3.6%
Money Market Funds	2.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110364
Shareholder Report [Line Items]
Fund Name	LVIP American Global Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[60]
AssetsNet	$ 2,281,151,568
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,281,151,568 # of Portfolio Holdings25 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.3%
Fixed Income Funds	26.4%
International Equity Funds	11.7%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000110365
Shareholder Report [Line Items]
Fund Name	LVIP American Global Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[61]
AssetsNet	$ 2,281,151,568
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,281,151,568 # of Portfolio Holdings25 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.3%
Fixed Income Funds	26.4%
International Equity Funds	11.7%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000117544
Shareholder Report [Line Items]
Fund Name	LVIP American Preservation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[62]
AssetsNet	$ 588,225,773
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$588,225,773 # of Portfolio Holdings7 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000117545
Shareholder Report [Line Items]
Fund Name	LVIP American Preservation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[63]
AssetsNet	$ 588,225,773
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$588,225,773 # of Portfolio Holdings7 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043352
Shareholder Report [Line Items]
Fund Name	LVIP Baron Growth Opportunities Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[64]
AssetsNet	$ 792,935,594
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$792,935,594 # of Portfolio Holdings41 Portfolio Turnover Rate6%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	2.5%
Other	(0.1%)

Largest Holdings [Text Block]
Capital Markets	21.0%
Insurance	19.3%
Hotels, Restaurants & Leisure	10.4%
Software	9.8%
IT Services	7.9%

Material Fund Change [Text Block]
C000043353
Shareholder Report [Line Items]
Fund Name	LVIP Baron Growth Opportunities Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[65]
AssetsNet	$ 792,935,594
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$792,935,594 # of Portfolio Holdings41 Portfolio Turnover Rate6%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	2.5%
Other	(0.1%)

Largest Holdings [Text Block]
Capital Markets	21.0%
Insurance	19.3%
Hotels, Restaurants & Leisure	10.4%
Software	9.8%
IT Services	7.9%

Material Fund Change [Text Block]
C000007726
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[66]
AssetsNet	$ 1,659,411,813
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,659,411,813 # of Portfolio Holdings203 Portfolio Turnover Rate47%
Holdings [Text Block]
Common Stock	92.4%
Money Market Funds	6.4%
Preferred Stocks	0.6%
Other	0.6%

Largest Holdings [Text Block]
Banks	9.9%
Oil, Gas & Consumable Fuels	7.5%
Health Care Providers & Services	5.0%
Health Care Equipment & Supplies	3.9%
Pharmaceuticals	3.7%

Material Fund Change [Text Block]
C000007727
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[67]
AssetsNet	$ 1,659,411,813
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,659,411,813 # of Portfolio Holdings203 Portfolio Turnover Rate47%
Holdings [Text Block]
Common Stock	92.4%
Money Market Funds	6.4%
Preferred Stocks	0.6%
Other	0.6%

Largest Holdings [Text Block]
Banks	9.9%
Oil, Gas & Consumable Fuels	7.5%
Health Care Providers & Services	5.0%
Health Care Equipment & Supplies	3.9%
Pharmaceuticals	3.7%

Material Fund Change [Text Block]
C000223162
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Equity Dividend Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[68]
AssetsNet	$ 1,212,286,675
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,212,286,675 # of Portfolio Holdings100 Portfolio Turnover Rate105%
Holdings [Text Block]
Common Stock	94.9%
Money Market Funds	4.2%
Preferred Stocks	0.8%
Other	0.1%

Largest Holdings [Text Block]
Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%

Material Fund Change [Text Block]
C000223163
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Equity Dividend Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[69]
AssetsNet	$ 1,212,286,675
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,212,286,675 # of Portfolio Holdings100 Portfolio Turnover Rate105%
Holdings [Text Block]
Common Stock	94.9%
Money Market Funds	4.2%
Preferred Stocks	0.8%
Other	0.1%

Largest Holdings [Text Block]
Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%

Material Fund Change [Text Block]
C000211424
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[70]
AssetsNet	$ 2,088,148,911
Holdings Count | Holding	2,486
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,088,148,911 # of Portfolio Holdings2,486 Portfolio Turnover Rate70%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Corporate Bonds	9.7%
Short-Term Investments	6.8%
Loan Agreements	4.3%
Sovereign Bonds	3.4%
Money Market Funds	3.2%
Non-Agency Asset-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
U.S. Treasury Obligations	1.0%
Other	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000211425
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[71]
AssetsNet	$ 2,088,148,911
Holdings Count | Holding	2,486
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,088,148,911 # of Portfolio Holdings2,486 Portfolio Turnover Rate70%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Corporate Bonds	9.7%
Short-Term Investments	6.8%
Loan Agreements	4.3%
Sovereign Bonds	3.4%
Money Market Funds	3.2%
Non-Agency Asset-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
U.S. Treasury Obligations	1.0%
Other	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124874
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$8	0.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[72]
AssetsNet	$ 634,277,510
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$634,277,510 # of Portfolio Holdings13 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124875
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[73]
AssetsNet	$ 634,277,510
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$634,277,510 # of Portfolio Holdings13 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000167347
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[74]
AssetsNet	$ 447,322,925
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$447,322,925 # of Portfolio Holdings24 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.0%
Fixed Income Funds	28.7%
International Equity Funds	18.5%
Money Market Funds	3.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000167348
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[75]
AssetsNet	$ 447,322,925
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$447,322,925 # of Portfolio Holdings24 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.0%
Fixed Income Funds	28.7%
International Equity Funds	18.5%
Money Market Funds	3.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000087492
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Inflation Protected Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$46	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[76]
AssetsNet	$ 1,146,036,338
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,146,036,338 # of Portfolio Holdings332 Portfolio Turnover Rate111%
Holdings [Text Block]
U.S. Treasury Obligations	59.5%
Sovereign Bonds	40.7%
Agency Mortgage-Backed Securities	12.1%
Non-Agency Asset-Backed Securities	2.7%
Corporate Bonds	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Supranational Banks	0.9%
Money Market Funds	0.6%
Other	(22.6%)

Credit Ratings Selection [Text Block]
U.S. Government	58.7%
AAA	6.7%
AA	15.9%
A	3.2%
BBB	8.9%
Not Rated	6.6%

Largest Holdings [Text Block]
United States	79.6%
United Kingdom	12.4%
France	9.3%
Italy	6.2%
Spain	3.7%

Material Fund Change [Text Block]
C000087493
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Inflation Protected Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[77]
AssetsNet	$ 1,146,036,338
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,146,036,338 # of Portfolio Holdings332 Portfolio Turnover Rate111%
Holdings [Text Block]
U.S. Treasury Obligations	59.5%
Sovereign Bonds	40.7%
Agency Mortgage-Backed Securities	12.1%
Non-Agency Asset-Backed Securities	2.7%
Corporate Bonds	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Supranational Banks	0.9%
Money Market Funds	0.6%
Other	(22.6%)

Credit Ratings Selection [Text Block]
U.S. Government	58.7%
AAA	6.7%
AA	15.9%
A	3.2%
BBB	8.9%
Not Rated	6.6%

Largest Holdings [Text Block]
United States	79.6%
United Kingdom	12.4%
France	9.3%
Italy	6.2%
Spain	3.7%

Material Fund Change [Text Block]
C000046809
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Real Estate Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[78]
AssetsNet	$ 249,974,405
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$249,974,405 # of Portfolio Holdings234 Portfolio Turnover Rate54%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	1.5%
Other	0.9%

Credit Ratings Selection [Text Block]
United States	61.9%
Japan	9.5%
Australia	6.8%
United Kingdom	4.1%
Hong Kong	3.5%

Largest Holdings [Text Block]
Specialized REITs	21.1%
Industrial REITs	13.8%
Real Estate Management & Development	13.7%
Retail REITs	13.1%
Residential REITs	12.8%

Material Fund Change [Text Block]
C000046810
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Real Estate Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.11%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[79]
AssetsNet	$ 249,974,405
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$249,974,405 # of Portfolio Holdings234 Portfolio Turnover Rate54%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	1.5%
Other	0.9%

Credit Ratings Selection [Text Block]
United States	61.9%
Japan	9.5%
Australia	6.8%
United Kingdom	4.1%
Hong Kong	3.5%

Largest Holdings [Text Block]
Specialized REITs	21.1%
Industrial REITs	13.8%
Real Estate Management & Development	13.7%
Retail REITs	13.1%
Residential REITs	12.8%

Material Fund Change [Text Block]
C000167351
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[80]
AssetsNet	$ 597,202,245
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$597,202,245 # of Portfolio Holdings12 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	66.7%
Fixed Income Funds	28.2%
Money Market Funds	4.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000167352
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[81]
AssetsNet	$ 597,202,245
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$597,202,245 # of Portfolio Holdings12 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	66.7%
Fixed Income Funds	28.2%
Money Market Funds	4.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007722
Shareholder Report [Line Items]
Fund Name	LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[82]
AssetsNet	$ 1,722,132,029
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,722,132,029 # of Portfolio Holdings134 Portfolio Turnover Rate58%
Holdings [Text Block]
Common Stock	95.0%
Money Market Funds	4.3%
Rights	0.0%
Other	0.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	18.9%
Software	15.3%
Interactive Media & Services	10.1%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	4.8%

Material Fund Change [Text Block]
C000007723
Shareholder Report [Line Items]
Fund Name	LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.91%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[83]
AssetsNet	$ 1,722,132,029
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,722,132,029 # of Portfolio Holdings134 Portfolio Turnover Rate58%
Holdings [Text Block]
Common Stock	95.0%
Money Market Funds	4.3%
Rights	0.0%
Other	0.7%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	18.9%
Software	15.3%
Interactive Media & Services	10.1%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	4.8%

Material Fund Change [Text Block]
C000043859
Shareholder Report [Line Items]
Fund Name	LVIP Blended Mid Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[84]
AssetsNet	$ 773,044,353
Holdings Count | Holding	309
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$773,044,353 # of Portfolio Holdings309 Portfolio Turnover Rate30%
Holdings [Text Block]
Common Stock	94.7%
Money Market Funds	4.2%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.3%
Warrants	0.0%
Other	0.3%

Largest Holdings [Text Block]
Software	11.4%
Capital Markets	8.3%
Hotels, Restaurants & Leisure	7.7%
Aerospace & Defense	7.6%
Entertainment	7.5%

Material Fund Change [Text Block]
C000043860
Shareholder Report [Line Items]
Fund Name	LVIP Blended Mid Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[85]
AssetsNet	$ 773,044,353
Holdings Count | Holding	309
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$773,044,353 # of Portfolio Holdings309 Portfolio Turnover Rate30%
Holdings [Text Block]
Common Stock	94.7%
Money Market Funds	4.2%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.3%
Warrants	0.0%
Other	0.3%

Largest Holdings [Text Block]
Software	11.4%
Capital Markets	8.3%
Hotels, Restaurants & Leisure	7.7%
Aerospace & Defense	7.6%
Entertainment	7.5%

Material Fund Change [Text Block]
C000236983
Shareholder Report [Line Items]
Fund Name	LVIP Channing Small Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[86]
AssetsNet	$ 106,654,988
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$106,654,988 # of Portfolio Holdings42 Portfolio Turnover Rate36%
Holdings [Text Block]
Common Stock	97.9%
Money Market Funds	2.1%
Other	0.0%

Largest Holdings [Text Block]
Banks	12.8%
Capital Markets	11.2%
Machinery	7.8%
Electronic Equipment, Instruments & Components	7.7%
Commercial Services & Supplies	5.1%

Material Fund Change [Text Block]
C000236984
Shareholder Report [Line Items]
Fund Name	LVIP Channing Small Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.13%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[87]
AssetsNet	$ 106,654,988
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$106,654,988 # of Portfolio Holdings42 Portfolio Turnover Rate36%
Holdings [Text Block]
Common Stock	97.9%
Money Market Funds	2.1%
Other	0.0%

Largest Holdings [Text Block]
Banks	12.8%
Capital Markets	11.2%
Machinery	7.8%
Electronic Equipment, Instruments & Components	7.7%
Commercial Services & Supplies	5.1%

Material Fund Change [Text Block]
C000131267
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[88]
AssetsNet	$ 446,843,228
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$446,843,228 # of Portfolio Holdings159 Portfolio Turnover Rate18%
Holdings [Text Block]
Common Stock	95.6%
Money Market Funds	4.3%
Other	0.1%

Largest Holdings [Text Block]
Software	12.1%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	7.1%
Financial Services	5.5%
Technology Hardware, Storage & Peripherals	4.9%

Material Fund Change [Text Block]
C000131268
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	1.00%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[89]
AssetsNet	$ 446,843,228
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$446,843,228 # of Portfolio Holdings159 Portfolio Turnover Rate18%
Holdings [Text Block]
Common Stock	95.6%
Money Market Funds	4.3%
Other	0.1%

Largest Holdings [Text Block]
Software	12.1%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	7.1%
Financial Services	5.5%
Technology Hardware, Storage & Peripherals	4.9%

Material Fund Change [Text Block]
C000153124
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Core Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[90]
AssetsNet	$ 743,306,489
Holdings Count | Holding	4,007
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$743,306,489 # of Portfolio Holdings4,007 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	98.8%
Money Market Funds	0.4%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.4%

Credit Ratings Selection [Text Block]
Japan	22.0%
United Kingdom	11.2%
Canada	11.2%
Switzerland	8.0%
Germany	7.9%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	6.1%
Insurance	5.7%
Metals & Mining	5.1%
Pharmaceuticals	4.9%

Material Fund Change [Text Block]
C000153125
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Core Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%	[91]
AssetsNet	$ 743,306,489
Holdings Count | Holding	4,007
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$743,306,489 # of Portfolio Holdings4,007 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	98.8%
Money Market Funds	0.4%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.4%

Credit Ratings Selection [Text Block]
Japan	22.0%
United Kingdom	11.2%
Canada	11.2%
Switzerland	8.0%
Germany	7.9%

Largest Holdings [Text Block]
Banks	11.2%
Oil, Gas & Consumable Fuels	6.1%
Insurance	5.7%
Metals & Mining	5.1%
Pharmaceuticals	4.9%

Material Fund Change [Text Block]
C000099224
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[92]
AssetsNet	$ 559,515,464
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$559,515,464 # of Portfolio Holdings13 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.7%
Money Market Funds	3.9%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099225
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[93]
AssetsNet	$ 559,515,464
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$559,515,464 # of Portfolio Holdings13 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.7%
Money Market Funds	3.9%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007732
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 1 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.39%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[94]
AssetsNet	$ 1,674,193,935
Holdings Count | Holding	2,106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,674,193,935 # of Portfolio Holdings2,106 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	9.8%
Software	8.1%
Banks	5.3%
Interactive Media & Services	5.2%
Technology Hardware, Storage & Peripherals	5.0%

Material Fund Change [Text Block]
C000007733
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 1 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[95]
AssetsNet	$ 1,674,193,935
Holdings Count | Holding	2,106
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,674,193,935 # of Portfolio Holdings2,106 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	9.8%
Software	8.1%
Banks	5.3%
Interactive Media & Services	5.2%
Technology Hardware, Storage & Peripherals	5.0%

Material Fund Change [Text Block]
C000153122
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 2 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[96]
AssetsNet	$ 908,138,459
Holdings Count | Holding	2,353
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$908,138,459 # of Portfolio Holdings2,353 Portfolio Turnover Rate5%
Holdings [Text Block]
Common Stock	99.8%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	8.6%
Software	8.0%
Interactive Media & Services	5.6%
Banks	5.5%
Technology Hardware, Storage & Peripherals	4.8%

Material Fund Change [Text Block]
C000153123
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 2 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[97]
AssetsNet	$ 908,138,459
Holdings Count | Holding	2,353
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$908,138,459 # of Portfolio Holdings2,353 Portfolio Turnover Rate5%
Holdings [Text Block]
Common Stock	99.8%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	8.6%
Software	8.0%
Interactive Media & Services	5.6%
Banks	5.5%
Technology Hardware, Storage & Peripherals	4.8%

Material Fund Change [Text Block]
C000099222
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[98]
AssetsNet	$ 920,567,467
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$920,567,467 # of Portfolio Holdings6 Portfolio Turnover Rate3%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099223
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.56%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[99]
AssetsNet	$ 920,567,467
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$920,567,467 # of Portfolio Holdings6 Portfolio Turnover Rate3%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124878
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Select Core Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$5	0.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[100]
AssetsNet	$ 522,177,477
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$522,177,477 # of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124879
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Select Core Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[101]
AssetsNet	$ 522,177,477
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$522,177,477 # of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000223151
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[102]
AssetsNet	$ 2,128,919,650
Holdings Count | Holding	1,678
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,128,919,650 # of Portfolio Holdings1,678 Portfolio Turnover Rate183%
Holdings [Text Block]
U.S. Treasury Obligations	35.8%
Corporate Bonds	27.7%
Agency Mortgage-Backed Securities	18.6%
Non-Agency Asset-Backed Securities	7.7%
Loan Agreements	5.4%
Money Market Funds	4.4%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.3%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	(5.6%)

Credit Ratings Selection [Text Block]
U.S. Government	53.7%
AAA	7.5%
AA	2.7%
A	7.3%
BBB	14.9%
BB	5.3%
B	5.1%
CCC	0.9%
C	0.0%
Not Rated	2.6%

Largest Holdings [Text Block]
Banks	7.1%
Oil & Gas	2.4%
Diversified Financial Services	1.6%
Real Estate Investment Trusts	1.6%
Pipelines	1.5%

Material Fund Change [Text Block]
C000223150
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[103]
AssetsNet	$ 2,128,919,650
Holdings Count | Holding	1,678
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,128,919,650 # of Portfolio Holdings1,678 Portfolio Turnover Rate183%
Holdings [Text Block]
U.S. Treasury Obligations	35.8%
Corporate Bonds	27.7%
Agency Mortgage-Backed Securities	18.6%
Non-Agency Asset-Backed Securities	7.7%
Loan Agreements	5.4%
Money Market Funds	4.4%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.3%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	(5.6%)

Credit Ratings Selection [Text Block]
U.S. Government	53.7%
AAA	7.5%
AA	2.7%
A	7.3%
BBB	14.9%
BB	5.3%
B	5.1%
CCC	0.9%
C	0.0%
Not Rated	2.6%

Largest Holdings [Text Block]
Banks	7.1%
Oil & Gas	2.4%
Diversified Financial Services	1.6%
Real Estate Investment Trusts	1.6%
Pipelines	1.5%

Material Fund Change [Text Block]
C000043867
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[104]
AssetsNet	$ 925,627,768
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$925,627,768 # of Portfolio Holdings308 Portfolio Turnover Rate21%
Holdings [Text Block]
Common Stock	93.9%
Money Market Funds	5.6%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.2%

Credit Ratings Selection [Text Block]
United States	58.3%
United Kingdom	8.9%
France	4.2%
Germany	3.6%
Japan	3.4%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	8.9%
Banks	8.3%
Software	7.7%
Oil, Gas & Consumable Fuels	4.5%
Capital Markets	4.2%

Material Fund Change [Text Block]
C000043868
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[105]
AssetsNet	$ 925,627,768
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$925,627,768 # of Portfolio Holdings308 Portfolio Turnover Rate21%
Holdings [Text Block]
Common Stock	93.9%
Money Market Funds	5.6%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.2%

Credit Ratings Selection [Text Block]
United States	58.3%
United Kingdom	8.9%
France	4.2%
Germany	3.6%
Japan	3.4%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	8.9%
Banks	8.3%
Software	7.7%
Oil, Gas & Consumable Fuels	4.5%
Capital Markets	4.2%

Material Fund Change [Text Block]
C000062037
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[106]
AssetsNet	$ 528,995,158
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$528,995,158 # of Portfolio Holdings329 Portfolio Turnover Rate23%
Holdings [Text Block]
Common Stock	97.2%
Preferred Stocks	1.7%
Money Market Funds	1.5%
Other	(0.4%)

Credit Ratings Selection [Text Block]
China	26.5%
India	17.7%
Taiwan	16.7%
Republic of Korea	11.7%
Brazil	4.6%

Largest Holdings [Text Block]
Banks	16.7%
Semiconductors & Semiconductor Equipment	14.7%
Interactive Media & Services	5.2%
Oil, Gas & Consumable Fuels	4.7%
Technology Hardware, Storage & Peripherals	4.4%

Material Fund Change [Text Block]
C000062038
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[107]
AssetsNet	$ 528,995,158
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$528,995,158 # of Portfolio Holdings329 Portfolio Turnover Rate23%
Holdings [Text Block]
Common Stock	97.2%
Preferred Stocks	1.7%
Money Market Funds	1.5%
Other	(0.4%)

Credit Ratings Selection [Text Block]
China	26.5%
India	17.7%
Taiwan	16.7%
Republic of Korea	11.7%
Brazil	4.6%

Largest Holdings [Text Block]
Banks	16.7%
Semiconductors & Semiconductor Equipment	14.7%
Interactive Media & Services	5.2%
Oil, Gas & Consumable Fuels	4.7%
Technology Hardware, Storage & Peripherals	4.4%

Material Fund Change [Text Block]
C000062036
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.40%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[108]
AssetsNet	$ 902,989,913
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$902,989,913 # of Portfolio Holdings265 Portfolio Turnover Rate29%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	1.5%
Preferred Stocks	0.3%
Other	0.6%

Credit Ratings Selection [Text Block]
Japan	21.3%
United Kingdom	15.1%
Germany	10.2%
France	9.7%
Switzerland	9.4%

Largest Holdings [Text Block]
Banks	10.9%
Pharmaceuticals	8.2%
Insurance	5.8%
Capital Markets	4.4%
Semiconductors & Semiconductor Equipment	3.8%

Material Fund Change [Text Block]
C000062035
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[109]
AssetsNet	$ 902,989,913
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$902,989,913 # of Portfolio Holdings265 Portfolio Turnover Rate29%
Holdings [Text Block]
Common Stock	97.6%
Money Market Funds	1.5%
Preferred Stocks	0.3%
Other	0.6%

Credit Ratings Selection [Text Block]
Japan	21.3%
United Kingdom	15.1%
Germany	10.2%
France	9.7%
Switzerland	9.4%

Largest Holdings [Text Block]
Banks	10.9%
Pharmaceuticals	8.2%
Insurance	5.8%
Capital Markets	4.4%
Semiconductors & Semiconductor Equipment	3.8%

Material Fund Change [Text Block]
C000062031
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[110]
AssetsNet	$ 1,785,012,348
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,785,012,348 # of Portfolio Holdings262 Portfolio Turnover Rate27%
Holdings [Text Block]
Common Stock	98.2%
Money Market Funds	1.7%
Other	0.1%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	12.9%
Software	10.9%
Interactive Media & Services	7.3%
Financial Services	5.9%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Change [Text Block]
C000062032
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[111]
AssetsNet	$ 1,785,012,348
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,785,012,348 # of Portfolio Holdings262 Portfolio Turnover Rate27%
Holdings [Text Block]
Common Stock	98.2%
Money Market Funds	1.7%
Other	0.1%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	12.9%
Software	10.9%
Interactive Media & Services	7.3%
Financial Services	5.9%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Change [Text Block]
C000062033
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[112]
AssetsNet	$ 857,033,179
Holdings Count | Holding	1,031
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$857,033,179 # of Portfolio Holdings1,031 Portfolio Turnover Rate23%
Holdings [Text Block]
Common Stock	97.7%
Money Market Funds	2.2%
Rights	0.0%
Other	0.1%

Largest Holdings [Text Block]
Banks	9.3%
Biotechnology	7.9%
Software	6.6%
Machinery	3.2%
Financial Services	3.2%

Material Fund Change [Text Block]
C000062034
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[113]
AssetsNet	$ 857,033,179
Holdings Count | Holding	1,031
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$857,033,179 # of Portfolio Holdings1,031 Portfolio Turnover Rate23%
Holdings [Text Block]
Common Stock	97.7%
Money Market Funds	2.2%
Rights	0.0%
Other	0.1%

Largest Holdings [Text Block]
Banks	9.3%
Biotechnology	7.9%
Software	6.6%
Machinery	3.2%
Financial Services	3.2%

Material Fund Change [Text Block]
C000007712
Shareholder Report [Line Items]
Fund Name	LVIP Global Conservative Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[114]
AssetsNet	$ 722,908,842
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$722,908,842 # of Portfolio Holdings36 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.3%
Equity Funds	30.5%
International Equity Funds	9.6%
Money Market Funds	2.3%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007713
Shareholder Report [Line Items]
Fund Name	LVIP Global Conservative Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[115]
AssetsNet	$ 722,908,842
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$722,908,842 # of Portfolio Holdings36 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.3%
Equity Funds	30.5%
International Equity Funds	9.6%
Money Market Funds	2.3%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007716
Shareholder Report [Line Items]
Fund Name	LVIP Global Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[116]
AssetsNet	$ 5,376,743,368
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,376,743,368 # of Portfolio Holdings39 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.2%
Fixed Income Funds	27.9%
International Equity Funds	23.2%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007717
Shareholder Report [Line Items]
Fund Name	LVIP Global Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[117]
AssetsNet	$ 5,376,743,368
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,376,743,368 # of Portfolio Holdings39 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.2%
Fixed Income Funds	27.9%
International Equity Funds	23.2%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007714
Shareholder Report [Line Items]
Fund Name	LVIP Global Moderate Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[118]
AssetsNet	$ 4,367,195,782
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,367,195,782 # of Portfolio Holdings39 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.5%
Fixed Income Funds	37.5%
International Equity Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007715
Shareholder Report [Line Items]
Fund Name	LVIP Global Moderate Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[119]
AssetsNet	$ 4,367,195,782
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,367,195,782 # of Portfolio Holdings39 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.5%
Fixed Income Funds	37.5%
International Equity Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007706
Shareholder Report [Line Items]
Fund Name	LVIP Government Money Market Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[120]
AssetsNet	$ 1,879,277,110
Holdings Count | Holding	137
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,879,277,110 # of Portfolio Holdings137
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	44.5%
Repurchase Agreements	39.9%
Agency Obligations	16.7%
Money Market Funds	0.5%
Other	(1.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007707
Shareholder Report [Line Items]
Fund Name	LVIP Government Money Market Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[121]
AssetsNet	$ 1,879,277,110
Holdings Count | Holding	137
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,879,277,110 # of Portfolio Holdings137
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	44.5%
Repurchase Agreements	39.9%
Agency Obligations	16.7%
Money Market Funds	0.5%
Other	(1.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000131273
Shareholder Report [Line Items]
Fund Name	LVIP Invesco Select Equity Income Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[122]
AssetsNet	$ 391,351,946
Holdings Count | Holding	663
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$391,351,946 # of Portfolio Holdings663 Portfolio Turnover Rate39%
Holdings [Text Block]
Common Stock	83.2%
Corporate Bonds	5.7%
Convertible Bonds	3.8%
Money Market Funds	3.4%
U.S. Treasury Obligations	3.4%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Short-Term Investments	0.0%
Other	0.4%

Largest Holdings [Text Block]
Banks	6.7%
Oil, Gas & Consumable Fuels	5.3%
Software	4.3%
Capital Markets	4.2%
Semiconductors & Semiconductor Equipment	3.8%

Material Fund Change [Text Block]
C000241301
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Core Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.47%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[123]
AssetsNet	$ 2,929,719,742
Holdings Count | Holding	2,823
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,929,719,742 # of Portfolio Holdings2,823 Portfolio Turnover Rate10%
Holdings [Text Block]
U.S. Treasury Obligations	32.4%
Corporate Bonds	24.5%
Agency Mortgage-Backed Securities	21.0%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.7%
Non-Agency Collateralized Mortgage Obligations	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Agency Commercial Mortgage-Backed Securities	1.7%
Money Market Funds	1.0%
Sovereign Bonds	0.5%
Other	0.3%

Credit Ratings Selection [Text Block]
U.S. Government	55.8%
AAA	4.7%
AA	4.9%
A	14.1%
BBB	11.6%
BB	0.3%
B	0.0%
CCC	0.0%
C	0.1%
Not Rated	8.5%

Largest Holdings [Text Block]
Banks	9.2%
Electric	2.3%
Diversified Financial Services	1.3%
Pipelines	1.2%
Oil & Gas	1.0%

Material Fund Change [Text Block]
C000241300
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Core Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[124]
AssetsNet	$ 2,929,719,742
Holdings Count | Holding	2,823
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,929,719,742 # of Portfolio Holdings2,823 Portfolio Turnover Rate10%
Holdings [Text Block]
U.S. Treasury Obligations	32.4%
Corporate Bonds	24.5%
Agency Mortgage-Backed Securities	21.0%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.7%
Non-Agency Collateralized Mortgage Obligations	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Agency Commercial Mortgage-Backed Securities	1.7%
Money Market Funds	1.0%
Sovereign Bonds	0.5%
Other	0.3%

Credit Ratings Selection [Text Block]
U.S. Government	55.8%
AAA	4.7%
AA	4.9%
A	14.1%
BBB	11.6%
BB	0.3%
B	0.0%
CCC	0.0%
C	0.1%
Not Rated	8.5%

Largest Holdings [Text Block]
Banks	9.2%
Electric	2.3%
Diversified Financial Services	1.3%
Pipelines	1.2%
Oil & Gas	1.0%

Material Fund Change [Text Block]
C000087496
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan High Yield Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.68%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[125]
AssetsNet	$ 691,975,389
Holdings Count | Holding	763
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$691,975,389 # of Portfolio Holdings763 Portfolio Turnover Rate11%
Holdings [Text Block]
Corporate Bonds	89.8%
Loan Agreements	6.5%
Common Stock	1.4%
Money Market Funds	1.0%
Preferred Stocks	0.2%
Convertible Bonds	0.1%
Warrants	0.0%
Private Trust	0.0%
Other	1.0%

Credit Ratings Selection [Text Block]
BBB	8.9%
BB	57.8%
B	21.5%
CCC	10.1%
C	0.1%
Not Rated	1.6%

Largest Holdings [Text Block]
Media	11.7%
Oil & Gas	6.6%
Commercial Services	6.2%
Telecommunications	5.3%
Health Care Services	4.8%

Material Fund Change [Text Block]
C000087497
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan High Yield Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[126]
AssetsNet	$ 691,975,389
Holdings Count | Holding	763
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$691,975,389 # of Portfolio Holdings763 Portfolio Turnover Rate11%
Holdings [Text Block]
Corporate Bonds	89.8%
Loan Agreements	6.5%
Common Stock	1.4%
Money Market Funds	1.0%
Preferred Stocks	0.2%
Convertible Bonds	0.1%
Warrants	0.0%
Private Trust	0.0%
Other	1.0%

Credit Ratings Selection [Text Block]
BBB	8.9%
BB	57.8%
B	21.5%
CCC	10.1%
C	0.1%
Not Rated	1.6%

Largest Holdings [Text Block]
Media	11.7%
Oil & Gas	6.6%
Commercial Services	6.2%
Telecommunications	5.3%
Health Care Services	4.8%

Material Fund Change [Text Block]

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